Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock-based compensation expense
	Three months ended December 31,
	2016	2015

Research and development	$386,109	$1,356,408
General and administrative	2,077,943	1,133,626
	$2,464,052	$2,490,034

	Three months ended December 31,
	2016	2015

Equity-classified compensation	$2,464,052	$98,172
Liability-classified compensation	-	2,391,862
	$2,464,052	$2,490,034

	Year ended September 30,
	2016	2015
Research and development	$2,044,379	$5,817,830
General and administrative	10,405,700	5,360,028
	$12,450,079	$11,177,858

	Year ended September 30,
	2016	2015
Equity-classified compensation	$10,058,217	$8,925
Liability-classified compensation	2,391,862	11,168,933
	$12,450,079	$11,177,858

Schedule of performance-based stock units activity
	Number	Base
	of	Price
	PSUs	Per PSU
Balance at October 1, 2016	247,309	$6.33
Forfeitures	(3,535)	7.40
Balance at December 31, 2016	243,774	$6.35

	Number of PSUs	Base Price Per PSU
Balance at October 1, 2014	658,498	$3.45
Granted	39,988	3.45
Forfeitures	(11,473)	3.45
Balance at October 1, 2015	687,013	3.45
Forfeitures	(4,924)	4.85
Exchanged for restricted stock units	(434,780)	3.45
Balance at September 30, 2016	247,309	$6.33

Schedule of fair value of the PSU
December 31, 2015
Risk-free interest rate	1.0%
Derived service period	2.3 years
Expected volatility	57.6%
Annual dividend yield	0%
Fair value of common stock	$29.05 per share

Schedule of restricted stock units activity

		Weighted
	Number	Average
	of	Grant Date
	RSUs	Fair Value
Balance at October 1, 2016	1,094,351	$28.61
Granted	615,000	2.11
Vested and settled	(483,913)	29.05
Forfeitures	(481)	29.05
Balance at December 31, 2016	1,224,957	$15.13

	Number of RSUs	Weighted Average Grant Date Fair Value
Balance at October 1, 2015	—	$—
Granted	705,311	28.31
Forfeitures	(2,263)	13.78
Issued in connection with PSU exchange	391,303	29.05
Balance at September 30, 2016	1,094,351	$28.61